RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen (no longer as a related party after December 31, 2023)

(1) Due from related parties

Due from related parties consist of mainly rent receivables from the following:

	As of	As of
	June 30, 2024	June 30, 2023

Linsun	$97,037	$87,430
Total	$97,037	$87,430

(2) Due to related parties

Due to related parties consist of the following:

	As of	As of
	June 30, 2024	June 30, 2023

Mr. Silong Chen	$512,499	$80,327
Dogness Network	5,504	5,516
Total	$518,003	$85,843

Mr. Silong Chen periodically provides working capital loans to support the Company’s operations when needed. Such advances are non-interest bearing and due on demand.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

(3) Loan guarantee provided by related parties

In connection with the Company’s bank borrowings, Mr. Silong Chen pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s bank loans. (See Note 8).

(4) Sales to related parties

Revenue from related parties consisted of the following:

	For the Years Ended June 30,
	2024	2023	2022
Dogness Network	$52,830	$1,543,979	$1,806,732
Dogness Technology	48,625	156,194	405,847
Total	$101,455	$1,700,173	$2,212,579

Cost of revenue associated with the sales to these related parties amounted to $82,955, $1,162,314 and $1,301,180 for the years ended June 30, 2024, 2023 and 2022, respectively.

(5) Accounts receivable from related parties

Accounts receivable from related parties consisted of the following:

	As of	As of
	June 30, 2024	June 30, 2023

Accounts receivable - related parties:
Dogness Network	$582,182	$1,133,092
Dogness Technology	-	139,292
Total	$582,182	$1,272,384

As of June 30, 2024, total accounts receivable from related parties amounted to $582,182, of which $41,405 has been collected subsequent to year end.

(6) Advance to supplier- related party

Advance to supplier from related party consisted of the following:

	As of	As of
	June 30, 2024	June 30, 2023

Advance to supplier - related party:
Linsun	$50,908	$239,729
Total	$50,908	$239,729

(7) Purchase from related parties

During the years ended June 30, 2024, 2023 and 2022, the Company purchased certain pet product components and parts, such as smart pet water and food feeding devices, from Linsun. Total purchases from Linsun amounted to $288,791, $565,548 and $3,199,833 for the years ended June 30, 2024, 2023 and 2022, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

(8) Lease arrangement with related parties

On January 2, 2020, Dongguan Jiasheng signed a lease agreement with Linsun, which enabled Linsun to lease part of Dongguan Jiasheng’s new production facilities of approximately 8,460 square meters for ten years. Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years. For the year ended June 30, 2024, 2023 and 2022, the Company recorded rent income of $477,121, $434,625 and $462,210 as other income through leasing the manufacturing facilities to Linsun, respectively.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Network, which enabled Dogness Network to lease part of Dongguan Jiasheng’s new production facilities of approximately 580 square meters for ten years. Annual lease payment from Dogness Network amounted to approximately $35,000 and is subject to 15% increase every three years. This lease agreement was terminated in October, 2022. For the years ended June 30, 2024, 2023 and 2022, the Company recorded rent income of $nil, $10,952 and $78,251 as other income through leasing the manufacturing facilities to Dogness Network.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Technology, which enabled Dogness Technology to lease part of Dongguan Jiasheng’s new production facilities of approximately 50 square meters for ten years.Annual lease payment from Dogness Technology amounted to approximately $1,700. For the years ended June 30, 2024, 2023 and 2022, the Company recorded rent income of $1,660 ($830 recorded in rental income from related parties), $1,584 and $1,706 as other income through leasing the manufacturing facilities to Dogness Technology. Dogness Technology is no longer a related party after December 31, 2023.